Commitments and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 53	$ 71
2021	61	61
Total minimum lease payments	$ 114	$ 132